CONVERTIBLE PROMISSORY NOTE, Convertible Notes Issued (Details)																															9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 22, 2021 USD ($) shares	Sep. 22, 2021 CAD ($) shares	Sep. 15, 2021 USD ($) Tranche $ / shares shares	Sep. 15, 2021 CAD ($) Tranche	May 27, 2021 USD ($) $ / shares	May 27, 2021 CAD ($)	May 20, 2021 CAD ($) shares	Apr. 13, 2021 USD ($) $ / shares	Apr. 13, 2021 CAD ($)	Mar. 12, 2021 USD ($) $ / shares	Mar. 12, 2021 CAD ($) shares	Feb. 17, 2021 CAD ($) shares	Feb. 02, 2021 CAD ($) shares	Jan. 15, 2021 USD ($) $ / shares	Jan. 15, 2021 CAD ($) shares	Jan. 13, 2021 CAD ($) shares	Dec. 21, 2020 USD ($) $ / shares	Dec. 21, 2020 CAD ($) shares	Oct. 16, 2020 USD ($) $ / shares	Oct. 16, 2020 CAD ($) shares	Sep. 29, 2020 USD ($) $ / shares	Sep. 29, 2020 CAD ($) shares	Jun. 29, 2020 USD ($) $ / shares	Jun. 29, 2020 CAD ($) shares	May 07, 2020 USD ($)	May 07, 2020 CAD ($)	Apr. 17, 2020 USD ($)	Apr. 17, 2020 CAD ($)	Apr. 14, 2020 USD ($) Tranche $ / shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 CAD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CAD ($) shares	Apr. 14, 2020 CAD ($) shares
Convertible note [Abstract]
Issue discount percentage																															5.00%	5.00%	5.00%	5.00%
Discount rate																															11.31%	11.31%	11.31%	11.31%
Incentive shares allocated value																															$ 0		$ 0
First Convertible Note [Member]
Convertible note [Abstract]
Issued																														$ 367,500
Interest rate																																			10.00%
Issue discount amount paid																														$ 17,500
Number of tranches | Tranche																														2
Period of maturity date																														225 days
Second Convertible Note [Member]
Convertible note [Abstract]
Issued																								$ 210,000	$ 273,526
Interest rate																									5.00%
Issue discount amount paid																								$ 10,000
Maturity date																															February 9, 2021	February 9, 2021
Fair value of conversion option																									$ 60,816
Residual value																									$ 212,710
Effective interest rate percentage																									33.98%
Number of shares converted (in shares) | shares																	2,756,250
Shares converted value																	$ 468,563
Third Convertible Note [Member]
Convertible note [Abstract]
Issued																						$ 157,500	$ 201,178
Interest rate																							5.00%
Issue discount amount paid																						$ 7,500
Maturity date																															March 28, 2021	March 28, 2021
Fair value of conversion option																							$ 47,535
Residual value																							$ 153,643
Effective interest rate percentage																							37.44%
Number of shares converted (in shares) | shares														2,756,250
Shares converted value														$ 385,875
Fourth Convertible Note [Member]
Convertible note [Abstract]
Issued																				$ 78,750	$ 99,239
Interest rate																					5.00%
Issue discount amount paid																				$ 3,750
Maturity date																															April 14, 2021	April 14, 2021
Fair value of conversion option																					$ 29,544
Residual value																					$ 69,695
Effective interest rate percentage																					48.62%
Number of shares converted (in shares) | shares													1,378,125
Shares converted value													$ 325,859
Fifth Convertible Note [Member]
Convertible note [Abstract]
Issued																		$ 105,000	$ 128,770
Interest rate																			5.00%
Issue discount amount paid																		$ 5,000
Maturity date																															June 19, 2021	June 19, 2021
Fair value of conversion option																			$ 38,631
Residual value																			$ 90,139
Effective interest rate percentage																			49.31%
Number of shares converted (in shares) | shares								1,837,500
Shares converted value								$ 248,063
Sixth Convertible Note [Member]
Convertible note [Abstract]
Issued															$ 183,750	$ 222,651
Interest rate																5.00%
Issue discount amount paid															$ 8,750
Maturity date																															July 14, 2021	July 14, 2021
Fair value of conversion option																$ 66,795
Residual value																$ 155,856
Effective interest rate percentage																52.26%
Number of shares converted (in shares) | shares								3,215,625
Shares converted value								$ 434,109
Seventh Convertible Note [Member]
Convertible note [Abstract]
Issued											$ 367,500	$ 436,699
Interest rate												5.00%
Issue discount amount paid											$ 17,500
Maturity date																															September 8, 2021	September 8, 2021
Fair value of conversion option												$ 157,212
Residual value												$ 279,487
Effective interest rate percentage												67.96%
Number of shares converted (in shares) | shares		2,670,925	2,670,925
Shares converted value			$ 280,447
Settlement outstanding amount		$ 184,000
Eighth Convertible Note [Member]
Convertible note [Abstract]
Issued									$ 341,250	$ 427,873
Interest rate									5.00%	5.00%
Issue discount amount paid									$ 16,250
Maturity date																															October 10, 2021	October 10, 2021
Fair value of conversion option										$ 10,817
Residual value										$ 396,681
Effective interest rate percentage									4.88%	4.88%
Ninth Convertible Note [Member]
Convertible note [Abstract]
Issued						$ 341,250	$ 412,479
Interest rate						5.00%	5.00%
Issue discount amount paid						$ 16,250
Maturity date																															November 23, 2021	November 23, 2021
Fair value of conversion option							$ 18,356
Residual value							$ 374,481
Effective interest rate percentage						5.98%	5.98%
Tenth Convertible Note [Member] | Trucking [Member]
Convertible note [Abstract]
Number of tranches | Tranche				4	4
Face value				$ 2,300,000
Bottom of Range [Member]
Convertible note [Abstract]
Interest rate																																5.00%	5.00%	5.00%
Conversion price (in dollars per share) | $ / shares																															$ 0.06		$ 0.06
Top of Range [Member]
Convertible note [Abstract]
Interest rate																																10.00%	10.00%	10.00%
Conversion price (in dollars per share) | $ / shares																															$ 0.08		$ 0.08
Top of Range [Member] | Tenth Convertible Note [Member] | Trucking [Member]
Convertible note [Abstract]
Face value				$ 2,300,000
First Tranche [Member] | First Convertible Note [Member]
Convertible note [Abstract]
Issued																												$ 262,500	$ 350,092
Fair value of conversion option																													85,981
Residual value																													$ 264,111
Effective interest rate percentage																																			37.12%
Number of shares converted (in shares) | shares																																	4,929,897	4,929,897
Shares converted value																																		$ 756,919
First Tranche [Member] | Tenth Convertible Note [Member] | Trucking [Member]
Convertible note [Abstract]
Issued	$ 736,842
Interest rate				8.00%
Conversion price (in dollars per share) | $ / shares				$ 0.09
Issue discount amount paid				$ 36,842
Maturity date																															March 14, 2022	March 14, 2022
Fair value of conversion option					$ 110,301
Residual value					$ 776,844
Effective interest rate percentage				20.087%
Second Tranche [Member] | First Convertible Note [Member]
Convertible note [Abstract]
Issued																										$ 105,000	$ 139,893
Maturity date																															December 18, 2020	December 18, 2020
Fair value of conversion option																											39,528
Residual value																											$ 100,365
Effective interest rate percentage																										49.31%	49.31%
Number of shares converted (in shares) | shares																															1,975,822	1,975,822
Shares converted value																																$ 316,132
First Three Tranches [Member] | Tenth Convertible Note [Member] | Trucking [Member]
Convertible note [Abstract]
Original issue discount rate				5.00%	5.00%
Common Stock [Member] | First Convertible Note [Member]
Convertible note [Abstract]
Conversion price (in dollars per share) | $ / shares																														$ 0.06
Shares issued (in shares) | shares																																			600,000
Common stock shares valued																																			$ 0
Common Stock [Member] | Second Convertible Note [Member]
Convertible note [Abstract]
Conversion price (in dollars per share) | $ / shares																								$ 0.08
Shares issued (in shares) | shares																									300,000
Common stock shares valued																									$ 0
Common Stock [Member] | Third Convertible Note [Member]
Convertible note [Abstract]
Conversion price (in dollars per share) | $ / shares																						$ 0.06
Shares issued (in shares) | shares																							150,000
Common stock shares valued																							$ 0
Common Stock [Member] | Fourth Convertible Note [Member]
Convertible note [Abstract]
Conversion price (in dollars per share) | $ / shares																				$ 0.06
Shares issued (in shares) | shares																					75,000
Common stock shares valued																					$ 0
Common Stock [Member] | Fifth Convertible Note [Member]
Convertible note [Abstract]
Conversion price (in dollars per share) | $ / shares																		$ 0.06
Shares issued (in shares) | shares																			100,000
Common stock shares valued																			$ 0
Common Stock [Member] | Sixth Convertible Note [Member]
Convertible note [Abstract]
Conversion price (in dollars per share) | $ / shares															$ 0.06
Shares issued (in shares) | shares																175,000
Common stock shares valued																$ 0
Common Stock [Member] | Seventh Convertible Note [Member]
Convertible note [Abstract]
Conversion price (in dollars per share) | $ / shares											$ 0.13
Shares issued (in shares) | shares												300,000
Common stock shares valued												$ 0
Common Stock [Member] | Eighth Convertible Note [Member]
Convertible note [Abstract]
Conversion price (in dollars per share) | $ / shares									$ 0.13
Common Stock [Member] | Ninth Convertible Note [Member]
Convertible note [Abstract]
Conversion price (in dollars per share) | $ / shares						$ 0.13
Common Stock [Member] | First Tranche [Member] | Tenth Convertible Note [Member] | Trucking [Member]
Convertible note [Abstract]
Shares issued (in shares) | shares																																500,000
Common stock shares valued																																$ 0
Common Stock [Member] | First Three Tranches [Member] | Tenth Convertible Note [Member] | Trucking [Member]
Convertible note [Abstract]
Number of shares issuable in each tranche (in shares) | shares				500,000